Financial assets and liabilities - Derivative financial instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Aug. 12, 2019	Dec. 31, 2017
Financial assets and liabilities
Fair value of assets	$ 7	$ 20
Contractual or notional amounts of assets	734	722
Fair value of liabilities	61	145
Contractual or notional amounts of liabilities	1,540	2,587
Derivative financial instruments - non-current	4	11
Derivative financial instruments	3	9
Derivative financial instruments	44	107
Derivative financial instruments	17	38
Metal forward contracts
Financial assets and liabilities
Fair value of assets	4	9
Contractual or notional amounts of assets	100	79
Fair value of liabilities	10	22
Contractual or notional amounts of liabilities	252	262
Metal forward contracts | Trivium Packaging B.V.
Financial assets and liabilities
Fair value of assets	1
Contractual or notional amounts of assets	22
Cross currency interest rate swaps (CCIRS)
Financial assets and liabilities
Fair value of assets	3	9	$ 17
Contractual or notional amounts of assets	600	282
Fair value of liabilities	35	122
Contractual or notional amounts of liabilities	913	2,219
Derivative financial instruments - non-current	32
Derivative financial instruments		113		$ 301
Forward foreign exchange contracts
Financial assets and liabilities
Fair value of assets		2
Contractual or notional amounts of assets	31	354
Fair value of liabilities	13	1
Contractual or notional amounts of liabilities	351	98
NYMEX gas swaps
Financial assets and liabilities
Fair value of assets	0
Contractual or notional amounts of assets	3	7
Fair value of liabilities	3
Contractual or notional amounts of liabilities	$ 24	$ 8